Cover Page	12 Months Ended
Dec. 31, 2021
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Markforged Holding Corporation
Entity Central Index Key	0001816613
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 13, 2021, we filed a registration statement on Form S-1 (File No. 333-258775) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for resale up to an aggregate of 155,874,248 shares of common stock, including up to an aggregate of 3,150,000 shares of our common stock that may be issued upon exercise of warrants, and up to an aggregate of 3,150,000 private placement warrants held by the selling securityholders named therein. The Registration Statement was declared effective by the SEC on August 23, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 31, 2022. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.